FINANCIAL INSTRUMENTS - Fair value hierarchy - Assets (Details) - CNY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		¥ 757,731	¥ 686,381		¥ 624,089
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		117,449	126,411
At fair value [member] | Corporate wealth management products [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		107,853	105,917
At fair value [member] | Money market funds [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		6,660	19,366
At fair value [member] | Non-publicly traded investments - non current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		1,809	18
At fair value [member] | Publicly traded investments - non current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	[1]	1,127	1,110
At fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		7,787	20,476
At fair value [member] | Level 1 [member] | Corporate wealth management products [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		0	0
At fair value [member] | Level 1 [member] | Money market funds [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		6,660	19,366
At fair value [member] | Level 1 [member] | Non-publicly traded investments - non current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		0	0
At fair value [member] | Level 1 [member] | Publicly traded investments - non current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	[1]	1,127	1,110
At fair value [member] | Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		107,853	105,917
At fair value [member] | Level 2 [member] | Corporate wealth management products [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		107,853	105,917
At fair value [member] | Level 2 [member] | Money market funds [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		0	0
At fair value [member] | Level 2 [member] | Non-publicly traded investments - non current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		0	0
At fair value [member] | Level 2 [member] | Publicly traded investments - non current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		0	0	[1]
At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		1,809	18
At fair value [member] | Level 3 [member] | Corporate wealth management products [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		0	0
At fair value [member] | Level 3 [member] | Money market funds [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		0	0
At fair value [member] | Level 3 [member] | Non-publicly traded investments - non current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		1,809	18
At fair value [member] | Level 3 [member] | Publicly traded investments - non current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	[1]	¥ 0	¥ 0

[1]	All gains and losses included in other comprehensive income related to financial assets at fair value through other comprehensive income held at the end of the reporting period are reported as fair value change on equity investments designated as at fair value through other comprehensive income.